Offerings	Oct. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,902,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,708.37
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Blackstone Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-283540), filed with the Securities and Exchange Commission (the "SEC") on December 2, 2024. This filing fee exhibit is in connection with a final prospectus supplement dated October 28, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.300% Senior Notes due 2030
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by Blackstone Reg Finance Co. L.L.C. are fully and unconditionally guaranteed by the Company, Blackstone Holdings I L.P., Blackstone Holdings AI L.P., Blackstone Holdings II L.P., Blackstone Holdings III L.P. and Blackstone Holdings IV L.P. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2036
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,424,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,780.45
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Blackstone Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-283540), filed with the Securities and Exchange Commission (the "SEC") on December 2, 2024. This filing fee exhibit is in connection with a final prospectus supplement dated October 28, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.950% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by Blackstone Reg Finance Co. L.L.C. are fully and unconditionally guaranteed by the Company, Blackstone Holdings I L.P., Blackstone Holdings AI L.P., Blackstone Holdings II L.P., Blackstone Holdings III L.P. and Blackstone Holdings IV L.P. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.